Statements of cash flows - Summary of Adjustments from Financing Activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	₩ 78,805,474		₩ 72,714,893		₩ 73,139,759
Changes in liabilities arising from financing activities [abstract]
Financing activities Cash flow	9,757,481		2,301,198		(1,032,435)
Not involving cash inflows and outflows
Business Combination	1,754,456		0		4
Settlement of derivatives designated for hedging purposes	(34,199)		0		0
Foreign Exchange	(461,669)		2,998,380		274,590
Variation of gain(loss) on valuation of hedged items	402,964		(139,005)		(29,114)
Others	524,566	[1]	930,008	[2]	362,089	[3]
Ending balance	90,749,073		78,805,474		72,714,893
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	30,117,031		30,986,746		28,429,603
Changes in liabilities arising from financing activities [abstract]
Financing activities Cash flow	4,392,369		(3,011,120)		2,332,376
Not involving cash inflows and outflows
Business Combination	0		0		0
Settlement of derivatives designated for hedging purposes	0		0		0
Foreign Exchange	(326,602)		2,113,979		191,250
Variation of gain(loss) on valuation of hedged items	0		0		0
Others	469	[1]	27,426	[2]	33,517	[3]
Ending balance	34,183,267		30,117,031		30,986,746
Debentures
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	48,207,103		41,239,245		44,198,486
Changes in liabilities arising from financing activities [abstract]
Financing activities Cash flow	5,599,481		5,594,220		(3,227,650)
Not involving cash inflows and outflows
Business Combination	1,670,044		0		0
Settlement of derivatives designated for hedging purposes	0		0		0
Foreign Exchange	(133,503)		870,846		82,210
Variation of gain(loss) on valuation of hedged items	80,760		17,417		58,306
Others	159,507	[1]	485,375	[2]	127,893	[3]
Ending balance	55,583,392		48,207,103		41,239,245
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	527,090		334,456		319,161
Changes in liabilities arising from financing activities [abstract]
Financing activities Cash flow	(251,559)		(238,770)		(160,673)
Not involving cash inflows and outflows
Business Combination	48,656		0		0
Settlement of derivatives designated for hedging purposes	0		0		0
Foreign Exchange	(1,564)		13,555		1,130
Variation of gain(loss) on valuation of hedged items	0		0		0
Others	218,949	[1]	417,849	[2]	174,838	[3]
Ending balance	541,572		527,090		334,456
Net derivative liabilities (for hedging purposes)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(72,376)		126,299		165,125
Changes in liabilities arising from financing activities [abstract]
Financing activities Cash flow	17,231		(25,442)		23,394
Not involving cash inflows and outflows
Business Combination	20,313		0		0
Settlement of derivatives designated for hedging purposes	(34,199)		0		0
Foreign Exchange	0		0		0
Variation of gain(loss) on valuation of hedged items	322,204		(156,422)		(87,420)
Others	145,008	[1]	(16,811)	[2]	25,200	[3]
Ending balance	398,181		(72,376)		126,299
Other Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	26,626		28,147		27,384
Changes in liabilities arising from financing activities [abstract]
Financing activities Cash flow	(41)		(17,690)		118
Not involving cash inflows and outflows
Business Combination	15,443		0		4
Settlement of derivatives designated for hedging purposes	0		0		0
Foreign Exchange	0		0		0
Variation of gain(loss) on valuation of hedged items	0		0		0
Others	633	[1]	16,169	[2]	641	[3]
Ending balance	₩ 42,661		₩ 26,626		₩ 28,147

[1]	The change in lease liabilities due to the new contract includes 201,562 million Won.
[2]	The change in lease liabilities due to the new contract includes 366,340 million Won.
[3]	The change in lease liabilities due to the new contract includes 210,810 million Won.